Schedule of Investments(a)
May 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–65.32%
Aerospace & Defense–1.93%
BAE Systems PLC (United Kingdom), 5.00%, 03/26/2027(b)	$1,534,000	$1,520,620
Boeing Co. (The),
4.88%, 05/01/2025	3,640,000	3,601,963
6.26%, 05/01/2027(b)	1,219,000	1,227,396
6.30%, 05/01/2029(b)	1,770,000	1,785,149
Howmet Aerospace, Inc., 6.88%, 05/01/2025(c)	7,638,000	7,716,030
L3Harris Technologies, Inc., 5.40%, 01/15/2027	5,601,000	5,619,344
Lockheed Martin Corp., 4.50%, 02/15/2029	1,950,000	1,913,922
RTX Corp.,
5.00%, 02/27/2026	858,000	854,479
5.75%, 11/08/2026	6,908,000	6,978,092
5.75%, 01/15/2029(c)	1,849,000	1,897,808
TransDigm, Inc.,
6.75%, 08/15/2028(b)	874,000	885,004
6.38%, 03/01/2029(b)	4,621,000	4,616,752
		38,616,559
Agricultural & Farm Machinery–1.09%
AGCO Corp., 5.45%, 03/21/2027(c)	2,104,000	2,102,276
CNH Industrial Capital LLC, 5.45%, 10/14/2025(c)	3,664,000	3,665,140
John Deere Capital Corp.,
5.30%, 09/08/2025	13,601,000	13,620,305
5.15%, 09/08/2026	1,637,000	1,639,955
4.90%, 03/03/2028	724,000	723,188
		21,750,864
Apparel, Accessories & Luxury Goods–0.22%
Tapestry, Inc.,
7.05%, 11/27/2025	1,944,000	1,976,816
7.00%, 11/27/2026	2,283,000	2,344,796
		4,321,612
Application Software–0.63%
Constellation Software, Inc. (Canada), 5.16%, 02/16/2029(b)	1,453,000	1,441,459
Intuit, Inc.,
5.25%, 09/15/2026(c)	4,004,000	4,026,491
5.13%, 09/15/2028(c)	6,589,000	6,629,820
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	538,000	552,401
		12,650,171
Asset Management & Custody Banks–1.26%
Bank of New York Mellon Corp. (The), 4.98%, 03/14/2030(c)(d)	1,410,000	1,395,958
Blackstone Secured Lending Fund, 5.88%, 11/15/2027	1,019,000	1,012,592
Principal Amount		Value
Asset Management & Custody Banks–(continued)
State Street Corp.,
4.86%, 01/26/2026(d)	$1,834,000	$1,823,894
5.10%, 05/18/2026(c)(d)	4,615,000	4,593,052
5.27%, 08/03/2026	6,557,000	6,558,438
5.75%, 11/04/2026(c)(d)	1,473,000	1,478,815
4.99%, 03/18/2027(c)	4,411,000	4,403,708
5.68%, 11/21/2029(c)(d)	3,834,000	3,915,938
		25,182,395
Automobile Manufacturers–6.06%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)(c)	4,950,000	4,777,645
American Honda Finance Corp., 5.80%, 10/03/2025(c)	9,600,000	9,658,895
Daimler Truck Finance North America LLC (Germany),
5.20%, 01/17/2025(b)	2,109,000	2,102,180
5.60%, 08/08/2025(b)	3,097,000	3,098,415
5.15%, 01/16/2026(b)	2,096,000	2,085,139
Ford Motor Credit Co. LLC,
8.32% (SOFR + 2.95%), 03/06/2026(c)(e)	3,794,000	3,918,276
5.85%, 05/17/2027	18,050,000	18,045,274
6.80%, 11/07/2028(c)	2,398,000	2,477,308
Hyundai Capital America,
5.88%, 04/07/2025(b)	3,800,000	3,802,008
5.80%, 06/26/2025(b)	4,606,000	4,609,212
5.65%, 06/26/2026(b)	1,878,000	1,878,820
5.30%, 03/19/2027(b)	4,018,000	4,002,181
5.60%, 03/30/2028(b)	1,129,000	1,131,493
Mercedes-Benz Finance North America LLC (Germany),
6.29% (SOFR + 0.93%), 03/30/2025(b)(e)	5,073,000	5,102,449
5.38%, 08/01/2025(b)	6,922,000	6,923,820
Toyota Motor Credit Corp.,
5.92% (SOFR + 0.56%), 01/10/2025(e)	5,665,000	5,679,446
5.60%, 09/11/2025	9,911,000	9,953,554
5.25%, 09/11/2028	5,482,000	5,532,918
Volkswagen Group of America Finance LLC (Germany),
6.30% (SOFR + 0.95%), 06/07/2024(b)(e)	2,882,000	2,882,243
5.80%, 09/12/2025(b)	8,790,000	8,806,629
5.40%, 03/20/2026(b)	8,681,000	8,653,922
5.30%, 03/22/2027(b)	5,816,000	5,809,190
		120,931,017
Automotive Parts & Equipment–0.06%
ERAC USA Finance LLC, 5.00%, 02/15/2029(b)	1,164,000	1,157,243
Automotive Retail–0.60%
Advance Auto Parts, Inc., 5.90%, 03/09/2026(c)	1,889,000	1,892,310
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	6,000,000	5,710,237

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automotive Retail–(continued)
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	$4,374,000	$4,417,314
		12,019,861
Biotechnology–0.60%
AbbVie, Inc., 4.80%, 03/15/2027(c)	9,176,000	9,123,038
Amgen, Inc., 5.25%, 03/02/2025(c)	2,793,000	2,786,664
		11,909,702
Building Products–0.28%
Carrier Global Corp., 5.80%, 11/30/2025	3,532,000	3,549,136
Lennox International, Inc., 5.50%, 09/15/2028	2,071,000	2,078,511
		5,627,647
Cable & Satellite–0.31%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026(c)	5,522,000	5,566,007
Comcast Corp., 5.25%, 11/07/2025	579,000	579,168
		6,145,175
Cargo Ground Transportation–0.43%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)(c)	2,278,000	2,286,565
5.35%, 01/12/2027(b)	1,368,000	1,365,434
6.05%, 08/01/2028(b)	1,583,000	1,616,513
Ryder System, Inc., 5.30%, 03/15/2027	3,389,000	3,396,191
		8,664,703
Commercial & Residential Mortgage Finance–0.14%
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	2,792,000	2,848,029
Computer & Electronics Retail–0.06%
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	1,222,000	1,226,128
Construction Machinery & Heavy Transportation Equipment– 0.38%
Caterpillar Financial Services Corp.,
5.15%, 08/11/2025(c)	2,622,000	2,621,199
5.82% (SOFR + 0.46%), 08/11/2025(e)	1,983,000	1,987,942
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)(c)	2,959,000	2,982,764
		7,591,905
Consumer Electronics–0.83%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	14,770,000	14,840,069
5.63%, 04/24/2029(b)	1,784,000	1,808,294
		16,648,363
Principal Amount		Value
Consumer Finance–1.07%
American Express Co., 5.65%, 04/23/2027(c)(d)	$4,503,000	$4,520,645
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	2,295,000	2,371,979
6.31%, 06/08/2029(c)(d)	2,288,000	2,335,989
General Motors Financial Co., Inc.,
6.65% (SOFR + 1.30%), 04/07/2025(e)	5,926,000	5,968,597
6.05%, 10/10/2025	5,662,000	5,692,092
5.40%, 04/06/2026	537,000	535,411
		21,424,713
Distillers & Vintners–0.25%
Diageo Capital PLC (United Kingdom), 5.38%, 10/05/2026	5,048,000	5,076,574
Distributors–0.14%
Genuine Parts Co., 6.50%, 11/01/2028	2,614,000	2,735,341
Diversified Banks–17.85%
Australia and New Zealand Banking Group Ltd. (Australia), 5.00%, 03/18/2026	8,625,000	8,594,350
Banco Santander S.A. (Spain),
5.15%, 08/18/2025	2,800,000	2,776,626
6.53%, 11/07/2027(d)	400,000	408,365
Bank of America Corp., 5.08%, 01/20/2027(c)(d)	3,994,000	3,966,838
Bank of America N.A.,
5.65%, 08/18/2025	10,453,000	10,497,089
5.53%, 08/18/2026	3,576,000	3,598,957
Bank of Montreal (Canada),
5.92%, 09/25/2025(c)	10,879,000	10,943,812
5.30%, 06/05/2026	1,615,000	1,612,660
6.70% (SOFR + 1.33%), 06/05/2026(c)(e)	3,478,000	3,536,122
Banque Federative du Credit Mutuel S.A. (France), 4.94%, 01/26/2026(b)	2,421,000	2,400,941
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(d)	6,945,000	7,061,951
BPCE S.A. (France), 5.20%, 01/18/2027(b)	2,306,000	2,299,669
Canadian Imperial Bank of Commerce (Canada), 5.93%, 10/02/2026	10,879,000	11,024,619
Citibank N.A.,
5.86%, 09/29/2025	8,108,000	8,164,885
5.44%, 04/30/2026	7,017,000	7,033,958
5.49%, 12/04/2026	7,365,000	7,407,528
Citigroup, Inc.,
6.81% (3 mo. Term SOFR + 1.51%), 07/01/2026(e)	10,086,000	10,186,068
5.61%, 09/29/2026(d)	5,721,000	5,720,458
Citizens Bank N.A., 6.06%, 10/24/2025(d)	5,992,000	5,994,487
Comerica, Inc., 5.98%, 01/30/2030(d)	853,000	841,214
Cooperatieve Rabobank U.A. (Netherlands), 5.50%, 10/05/2026	10,856,000	10,928,883
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Fifth Third Bancorp, 6.34%, 07/27/2029(d)	$531,000	$544,541
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	10,891,000	10,851,025
HSBC Holdings PLC (United Kingdom),
7.34%, 11/03/2026(d)	4,789,000	4,902,649
5.89%, 08/14/2027(d)	2,600,000	2,618,273
HSBC USA, Inc., 5.29%, 03/04/2027	8,435,000	8,456,782
ING Groep N.V. (Netherlands), 6.08%, 09/11/2027(c)(d)	5,136,000	5,189,091
JPMorgan Chase & Co.,
5.55%, 12/15/2025(d)	9,133,000	9,123,343
6.07%, 10/22/2027(d)	5,941,000	6,039,834
5.04%, 01/23/2028(d)	5,782,000	5,734,063
5.57%, 04/22/2028(d)	3,302,000	3,323,376
6.09%, 10/23/2029(d)	3,236,000	3,331,182
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	3,765,000	3,758,193
KeyBank N.A.,
4.70%, 01/26/2026(c)	1,588,000	1,553,539
5.85%, 11/15/2027(c)	1,773,000	1,760,834
Lloyds Banking Group PLC (United Kingdom),
5.99%, 08/07/2027(d)	2,793,000	2,807,819
5.46%, 01/05/2028(d)	7,579,000	7,561,049
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)(c)	7,577,000	7,591,854
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	5,280,000	5,255,311
4.65%, 01/27/2026(c)	4,285,000	4,193,600
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.54%, 04/17/2026(d)	6,280,000	6,271,285
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	2,352,000	2,354,795
5.88%, 10/30/2026	3,896,000	3,944,438
4.95%, 01/14/2028(d)	5,719,000	5,664,698
Morgan Stanley Bank, N.A., 5.50%, 05/26/2028(d)	7,023,000	7,055,391
National Securities Clearing Corp.,
5.15%, 05/30/2025(b)	1,757,000	1,752,597
5.10%, 11/21/2027(b)	2,739,000	2,736,810
NatWest Group PLC (United Kingdom),
7.47%, 11/10/2026(d)	2,599,000	2,662,741
5.58%, 03/01/2028(d)	4,186,000	4,186,233
5.52%, 09/30/2028(d)	1,900,000	1,896,974
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(d)	3,226,000	3,225,744
5.81%, 06/12/2026(c)(d)	4,655,000	4,662,989
6.62%, 10/20/2027(d)	4,046,000	4,144,410
5.58%, 06/12/2029(d)	3,838,000	3,864,371
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	2,070,000	2,055,609
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	2,602,000	2,625,292
6.75%, 02/08/2028(b)(d)	3,178,000	3,263,791
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	6,863,000	6,865,507
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	$1,930,000	$1,938,223
5.65%, 09/14/2026(b)	2,081,000	2,092,041
5.20%, 03/07/2027(b)	3,602,000	3,590,918
U.S. Bancorp,
5.73%, 10/21/2026(d)	5,057,000	5,066,943
6.79%, 10/26/2027(c)(d)	11,404,000	11,739,982
UBS AG (Switzerland),
4.75%, 08/09/2024	12,256,000	12,231,995
5.80%, 09/11/2025(c)	7,705,000	7,737,501
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,041,000	2,055,373
5.57%, 07/25/2029(d)	1,991,000	2,002,787
6.30%, 10/23/2029(d)	2,224,000	2,302,169
7.63%(c)(d)(f)	2,168,000	2,288,357
Wells Fargo Bank N.A.,
4.81%, 01/15/2026	3,484,000	3,459,624
5.45%, 08/07/2026	3,958,000	3,973,126
5.25%, 12/11/2026	7,045,000	7,049,958
		356,358,510
Diversified Capital Markets–1.18%
UBS Group AG (Switzerland),
6.37%, 07/15/2026(b)(d)	8,116,000	8,157,873
5.71%, 01/12/2027(b)(c)(d)	9,123,000	9,121,870
6.25%, 09/22/2029(b)(d)	6,015,000	6,186,906
		23,466,649
Diversified Financial Services–1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.10%, 01/15/2027	8,016,000	8,133,968
5.75%, 06/06/2028	1,738,000	1,753,038
Avolon Holdings Funding Ltd. (Ireland), 6.38%, 05/04/2028(b)	3,683,000	3,736,118
LPL Holdings, Inc.,
5.70%, 05/20/2027(c)	1,346,000	1,349,906
6.75%, 11/17/2028	1,420,000	1,485,720
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	11,240,000	11,073,520
		27,532,270
Diversified Metals & Mining–0.86%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2026	9,980,000	9,995,563
5.10%, 09/08/2028	5,254,000	5,263,766
Glencore Funding LLC (Australia), 6.42% (SOFR + 1.06%), 04/04/2027(b)(e)	1,888,000	1,894,155
		17,153,484
Diversified Support Services–0.18%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)(c)	3,308,000	3,410,868
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Support Services–(continued)
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	$217,000	$219,440
		3,630,308
Electric Utilities–3.26%
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,883,000	1,979,178
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	1,552,000	1,559,122
Duke Energy Corp.,
5.00%, 12/08/2025	2,709,000	2,692,956
4.85%, 01/05/2027(c)	5,282,000	5,233,606
5.00%, 12/08/2027	824,000	819,704
4.85%, 01/05/2029(c)	1,215,000	1,192,657
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	2,526,000	2,567,694
Eversource Energy, 5.00%, 01/01/2027	2,716,000	2,687,690
Georgia Power Co., 6.11% (SOFR + 0.75%), 05/08/2025(c)(e)	8,241,000	8,272,569
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/2026(c)	4,466,000	4,503,222
6.16% (SOFR + 0.80%), 02/05/2027(c)(e)	12,278,000	12,359,601
4.85%, 02/07/2029(c)	2,214,000	2,191,470
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	1,780,000	1,784,025
5.75%, 09/01/2025	6,296,000	6,308,754
4.95%, 01/29/2026	8,310,000	8,259,683
PacifiCorp, 5.10%, 02/15/2029(c)	1,410,000	1,401,308
Southern Co. (The), 5.15%, 10/06/2025	1,236,000	1,231,892
		65,045,131
Electrical Components & Equipment–0.43%
Regal Rexnord Corp.,
6.05%, 02/15/2026	5,843,000	5,861,307
6.05%, 04/15/2028	2,708,000	2,749,980
		8,611,287
Environmental & Facilities Services–0.50%
Veralto Corp.,
5.50%, 09/18/2026(b)	7,135,000	7,118,946
5.35%, 09/18/2028(b)	2,898,000	2,903,043
		10,021,989
Financial Exchanges & Data–0.08%
Nasdaq, Inc.,
5.65%, 06/28/2025	1,152,000	1,152,508
5.35%, 06/28/2028	491,000	493,640
		1,646,148
Food Distributors–0.15%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	3,034,000	3,010,705
Gas Utilities–0.05%
Southwest Gas Corp., 5.45%, 03/23/2028(c)	965,000	969,090
Principal Amount		Value
Health Care Equipment–0.06%
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	$1,190,000	$1,184,946
Health Care Services–0.26%
CVS Health Corp., 5.00%, 01/30/2029(c)	1,556,000	1,535,456
Icon Investments Six DAC,
5.81%, 05/08/2027	2,055,000	2,071,150
5.85%, 05/08/2029	1,536,000	1,555,792
		5,162,398
Homebuilding–0.14%
Meritage Homes Corp., 6.00%, 06/01/2025	2,818,000	2,836,117
Industrial Machinery & Supplies & Components–0.15%
Ingersoll Rand, Inc., 5.20%, 06/15/2027(c)	1,919,000	1,919,511
Nordson Corp., 5.60%, 09/15/2028	1,029,000	1,039,318
		2,958,829
Industrial REITs–0.05%
LXP Industrial Trust, 6.75%, 11/15/2028	883,000	912,926
Integrated Oil & Gas–0.59%
BP Capital Markets America, Inc., 4.70%, 04/10/2029	1,656,000	1,632,181
Occidental Petroleum Corp.,
6.95%, 07/01/2024	2,420,000	2,420,623
5.88%, 09/01/2025	7,664,000	7,667,156
		11,719,960
Internet Services & Infrastructure–0.04%
VeriSign, Inc., 5.25%, 04/01/2025	844,000	840,422
Investment Banking & Brokerage–1.72%
Charles Schwab Corp. (The), 5.88%, 08/24/2026(c)	11,021,000	11,148,852
Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.81%), 03/09/2027(c)(e)	6,446,000	6,454,661
6.17% (SOFR + 0.82%), 09/10/2027(e)	527,000	526,693
Series W, 7.50%(c)(d)(f)	10,381,000	10,840,577
Morgan Stanley,
5.05%, 01/28/2027(d)	2,073,000	2,059,267
5.65%, 04/13/2028(d)	2,175,000	2,190,265
5.45%, 07/20/2029(d)	1,061,000	1,065,031
		34,285,346
Leisure Products–0.13%
Polaris, Inc., 6.95%, 03/15/2029(c)	2,500,000	2,624,256
Life & Health Insurance–3.36%
Athene Global Funding,
5.62%, 05/08/2026(b)	7,879,000	7,870,014
5.52%, 03/25/2027(b)	3,145,000	3,139,449
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(c)(e)	$4,911,000	$4,973,921
5.90%, 09/19/2028(b)	1,981,000	2,014,993
5.20%, 01/12/2029(b)(c)	1,536,000	1,525,578
Delaware Life Global Funding, Series 22-1, 3.31%, 03/10/2025(b)	6,041,000	5,844,547
GA Global Funding Trust, 5.50%, 01/08/2029(b)	2,290,000	2,281,470
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	5,469,000	5,436,938
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	7,566,000	7,555,961
Northwestern Mutual Global Funding, 5.07%, 03/25/2027(b)	3,624,000	3,626,105
Pacific Life Global Funding II,
6.41% (SOFR + 1.05%), 07/28/2026(b)(e)	5,547,000	5,600,714
5.50%, 08/28/2026(b)	7,685,000	7,727,334
Pricoa Global Funding I, 5.55%, 08/28/2026(b)(c)	3,120,000	3,138,372
Principal Life Global Funding II, 5.00%, 01/16/2027(b)	1,473,000	1,466,151
Protective Life Global Funding, 5.37%, 01/06/2026(b)(c)	4,976,000	4,969,834
		67,171,381
Managed Health Care–0.69%
Elevance Health, Inc., 5.35%, 10/15/2025(c)	4,511,000	4,502,094
Humana, Inc.,
5.70%, 03/13/2026	2,788,000	2,788,079
5.75%, 12/01/2028(c)	1,609,000	1,635,108
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	3,013,000	3,009,005
5.15%, 10/15/2025(c)	1,912,000	1,910,487
		13,844,773
Movies & Entertainment–0.52%
Netflix, Inc., 5.88%, 02/15/2025	3,337,000	3,345,318
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	6,963,000	6,963,188
		10,308,506
Multi-Family Residential REITs–0.58%
Camden Property Trust, 5.85%, 11/03/2026	11,404,000	11,539,758
Multi-Utilities–0.39%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(g)	3,395,000	3,372,691
NiSource, Inc., 5.25%, 03/30/2028	490,000	488,857
WEC Energy Group, Inc.,
5.00%, 09/27/2025	2,895,000	2,876,178
5.15%, 10/01/2027	1,000,000	996,131
		7,733,857
Principal Amount		Value
Office REITs–0.29%
Brandywine Operating Partnership L.P., 8.05%, 03/15/2028(c)	$4,768,000	$4,920,962
Office Properties Income Trust, 2.65%, 06/15/2026	1,485,000	830,009
		5,750,971
Oil & Gas Exploration & Production–1.14%
Apache Corp., 7.75%, 12/15/2029	1,504,000	1,637,469
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	2,844,000	2,988,296
Devon Energy Corp.,
5.25%, 10/15/2027	4,285,000	4,261,871
5.88%, 06/15/2028	6,121,000	6,139,381
Diamondback Energy, Inc.,
5.20%, 04/18/2027(c)	1,850,000	1,846,412
5.15%, 01/30/2030	1,761,000	1,745,299
Pioneer Natural Resources Co., 5.10%, 03/29/2026	541,000	539,585
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	3,495,000	3,635,737
		22,794,050
Oil & Gas Storage & Transportation–3.43%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	770,000	775,766
Energy Transfer L.P.,
6.05%, 12/01/2026	4,719,000	4,781,999
5.50%, 06/01/2027	18,080,000	18,110,213
6.10%, 12/01/2028	1,644,000	1,688,606
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	9,953,000	10,042,896
ONEOK Partners L.P., 4.90%, 03/15/2025	1,889,000	1,876,835
ONEOK, Inc.,
5.85%, 01/15/2026	2,349,000	2,359,503
5.55%, 11/01/2026	2,109,000	2,114,740
5.65%, 11/01/2028	777,000	785,686
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/2028(c)	9,950,000	10,525,265
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	7,260,000	7,260,197
Transcanada Trust (Canada), 5.63%, 05/20/2075(d)	3,710,000	3,647,337
Williams Cos., Inc. (The), 5.30%, 08/15/2028	4,565,000	4,568,073
		68,537,116
Packaged Foods & Meats–0.40%
Campbell Soup Co., 5.20%, 03/19/2027(c)	1,132,000	1,132,967
General Mills, Inc.,
5.24%, 11/18/2025	4,788,000	4,771,449
5.50%, 10/17/2028	2,108,000	2,135,629
		8,040,045
Paper & Plastic Packaging Products & Materials–0.11%
Berry Global, Inc., 4.88%, 07/15/2026(b)	1,323,000	1,302,017
Sealed Air Corp., 5.50%, 09/15/2025(b)	938,000	934,315
		2,236,332
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Passenger Airlines–0.77%
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 07/11/2030	$1,870,995	$1,717,993
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	356,776	332,346
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	7,482,356	7,400,300
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	1,543,525	1,494,105
Series 2020-1, Class A, 5.88%, 10/15/2027	3,041,290	3,046,329
United AirLines, Inc., 4.38%, 04/15/2026(b)	1,404,000	1,353,724
		15,344,797
Personal Care Products–0.17%
Kenvue, Inc., 5.50%, 03/22/2025(c)	3,320,000	3,320,457
Pharmaceuticals–0.82%
AstraZeneca Finance LLC (United Kingdom), 4.80%, 02/26/2027(c)	5,629,000	5,599,374
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	2,603,000	2,593,515
4.90%, 02/22/2027(c)	812,000	809,535
Eli Lilly and Co., 4.50%, 02/09/2027	7,366,000	7,291,695
		16,294,119
Rail Transportation–0.56%
TTX Co., 5.50%, 09/25/2026(b)	11,230,000	11,235,286
Real Estate Development–0.48%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	8,981,000	9,592,287
Regional Banks–0.95%
Huntington Bancshares, Inc., 6.21%, 08/21/2029(c)(d)	1,565,000	1,595,806
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	3,608,000	3,621,886
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(d)	2,692,000	2,732,043
Truist Financial Corp.,
5.75% (SOFR + 0.40%), 06/09/2025(e)	5,755,000	5,754,731
6.05%, 06/08/2027(d)	2,002,000	2,017,282
7.16%, 10/30/2029(d)	1,072,000	1,135,765
5.44%, 01/24/2030(c)(d)	2,031,000	2,020,401
		18,877,914
Renewable Electricity–0.02%
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(b)	375,000	370,749
Retail REITs–0.04%
Realty Income Corp., 5.05%, 01/13/2026	894,000	888,140
Principal Amount		Value
Self-Storage REITs–0.64%
Extra Space Storage L.P., 5.70%, 04/01/2028	$1,051,000	$1,062,753
Public Storage Operating Co.,
6.06% (SOFR + 0.70%), 04/16/2027(e)	10,738,000	10,819,502
5.13%, 01/15/2029(c)	952,000	957,335
		12,839,590
Semiconductors–0.05%
Foundry JV Holdco LLC, 5.90%, 01/25/2030(b)	1,050,000	1,065,038
Soft Drinks & Non-alcoholic Beverages–0.56%
PepsiCo, Inc.,
5.25%, 11/10/2025(c)	8,088,000	8,112,772
5.13%, 11/10/2026	3,056,000	3,070,018
		11,182,790
Sovereign Debt–1.13%
Indonesia Government International Bond (Indonesia), 4.40%, 03/10/2029	9,538,000	9,240,128
Mexico Government International Bond (Mexico), 5.00%, 05/07/2029	9,715,000	9,485,778
Romanian Government International Bond (Romania), 5.88%, 01/30/2029(b)	3,794,000	3,764,999
		22,490,905
Specialized Finance–0.09%
Blackstone Private Credit Fund, 7.05%, 09/29/2025(c)	1,810,000	1,828,148
Specialty Chemicals–0.35%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	3,892,000	3,646,688
8.75%, 05/03/2029(b)(c)	3,266,000	3,269,527
		6,916,215
Steel–0.28%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	3,246,000	3,355,050
POSCO (South Korea), 5.63%, 01/17/2026(b)	2,197,000	2,197,921
		5,552,971
Systems Software–0.12%
Oracle Corp., 5.80%, 11/10/2025	2,464,000	2,477,516
Technology Hardware, Storage & Peripherals–0.69%
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024(c)	6,681,000	6,682,573
6.10%, 04/01/2026(c)	7,029,000	7,029,829
		13,712,402
Tobacco–0.60%
Philip Morris International, Inc.,
5.00%, 11/17/2025	2,908,000	2,892,672
4.75%, 02/12/2027(c)	5,121,000	5,075,599
5.13%, 11/17/2027	1,534,000	1,531,529
5.25%, 09/07/2028	2,445,000	2,456,587
		11,956,387
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Transaction & Payment Processing Services–0.41%
Fiserv, Inc., 5.15%, 03/15/2027(c)	$8,180,000	$8,166,525
Wireless Telecommunication Services–0.28%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	1,410,500	1,400,403
T-Mobile USA, Inc., 4.95%, 03/15/2028(c)	1,299,000	1,285,555
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	3,001,000	3,001,000
		5,686,958
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,303,134,797)		1,304,254,756

Asset-Backed Securities–27.92%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	593,264	559,861
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	1,985,686	1,820,484
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	1,089,516	1,011,012
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	2,571,147	2,139,770
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	9,912,035	8,224,614
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	6,255,576	5,580,946
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(g)	5,067,632	5,074,104
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(g)	6,302,574	6,275,228
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-5A, Class A, 6.12%, 04/20/2027(b)	19,000,000	19,130,682
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	2,033,000	2,013,564
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,425,000	2,408,051
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	6,690,000	6,681,262
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.76% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(e)	11,812,000	11,846,952
Series 2021-1A, Class A, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	4,000,000	4,008,248
Series 2022-1A, Class A1, 6.65% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,554,000	2,557,193
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(b)	20,000,000	19,329,870
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 6.48%, 05/25/2034(h)	10,269	9,670
Principal Amount		Value

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	$4,933,017	$4,212,079
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	5,693,372	4,670,657
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 5.50%, 08/25/2033(h)	7,521	7,144
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	89,229	82,136
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	178,037	163,380
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(i)	18,025,762	262,929
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	979,157	914,680
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.28% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	3,258,684	3,246,676
Series 2021-VOLT, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	6,565,000	6,524,008
Series 2021-VOLT, Class B, 6.38% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	11,325,000	11,257,478
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(e)	2,795,000	2,769,584
Series 2021-VOLT, Class D, 7.08% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	6,464,000	6,410,725
BX Trust,
Series 2021-LGCY, Class A, 5.94% (1 mo. Term SOFR + 0.62%), 10/15/2036(b)(e)	25,000,000	24,688,232
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	2,630,000	2,610,888
Series 2022-LBA6, Class A, 6.32% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	5,550,000	5,529,696
Series 2022-LBA6, Class B, 6.62% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	3,435,000	3,412,579
Series 2022-LBA6, Class C, 6.92% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,835,000	1,823,341
CarMax Auto Owner Trust, Series 2022-4, Class A4, 5.70%, 07/17/2028	11,274,000	11,346,909
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(i)	7,741,510	155,131
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.57% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(e)	4,801,406	4,806,591
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	$49,618	$45,274
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	1,503,317	1,313,869
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(h)	203,663	180,724
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(e)	2,257,777	2,261,464
Series 2016-1A, Class ARR, 6.66% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(e)	2,424,000	2,429,856
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(i)	18,550,989	485,427
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 6.70%, 08/25/2034(h)	42,748	39,456
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	333,037	310,156
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	5,454,067	4,292,487
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	6,896,114	5,887,034
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	3,675,898	3,185,124
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	3,688,064	3,355,016
Series 2022-5, Class A1, 4.55%, 04/25/2067(b)(h)	12,465,628	12,274,562
Commercial Mortgage Trust, Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	30,253	30,161
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	139,120	129,941
Series 2005-J4, Class A7, 5.50%, 11/25/2035	266,362	212,228
Credit Suisse Mortgage Capital Trust,
Series 2020-AFC1, Class A1, 3.24%, 02/25/2050(b)(h)	2,877,476	2,674,316
Series 2021-INV1, Class A4, 2.50%, 07/25/2056(b)(h)	12,086,495	10,516,644
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	834,915	726,782
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	3,896,537	3,354,061
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(h)	4,780,259	4,436,455
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	5,363,581	5,186,403
Series 2022-NQM4, Class A1A, 4.82%, 06/25/2067(b)(g)	8,484,597	8,289,760
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.67% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(e)	1,705,121	1,708,952
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(h)	$215,020	$209,165
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	988,624	822,269
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	3,512,433	2,968,566
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	5,143,762	5,025,201
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,461,000	1,464,065
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	730,000	732,180
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	333,069	331,937
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	8,459,304	7,249,182
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	1,791,457	1,540,396
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	5,507,791	5,573,062
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	1,526,822	1,443,685
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(g)	624,499	575,773
GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(e)	3,160,413	3,164,072
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(e)	7,000,000	7,013,076
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	4,485,296	3,851,727
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(h)	30,051	26,798
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	700,000	687,553
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(b)	897,931	859,983
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,775,000	1,779,418
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 6.84% (3 mo. Term SOFR + 1.51%), 04/29/2034(b)(e)	3,000,000	3,009,075
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(j)	636,480	569,777
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	6,557,000	6,232,428
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(j)	$8,658,000	$8,779,212
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	114,898	111,197
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(i)	24,438,853	74,966
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 6.42% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	4,181,000	4,192,009
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(h)(j)(k)	13,773	12
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.13% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	7,254,320	7,150,566
Series 2021-BMR, Class B, 6.31% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	3,519,033	3,451,756
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 6.51% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	6,561,297	6,573,573
Med Trust, Series 2021-MDLN, Class A, 6.38% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(e)	4,115,250	4,097,647
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	3,504,830	3,005,181
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	3,359,981	2,877,331
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	288,400	263,182
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	6,829,990	5,822,608
MMAF Equipment Finance LLC, Series 2020-A, Class A3, 0.97%, 04/09/2027(b)	3,723,138	3,575,518
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	6,941,180	174,471
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.61% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(e)	6,083,882	6,092,016
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	562,013	521,774
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	911,971	835,070
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(h)	3,523,888	3,174,692
Principal Amount		Value

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(h)	$95,971	$91,639
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	4,409,602	3,803,543
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(h)	5,393,618	4,906,073
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(g)	3,333,048	3,078,723
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(b)(g)	3,168,619	3,111,333
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	7,302,119	7,256,252
Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(h)	3,190,456	3,185,503
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	3,894,670	3,352,252
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(e)	4,532,291	4,541,958
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(e)	9,579,080	9,601,293
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.85% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(e)	7,550,413	7,572,279
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	5,233,652	4,262,513
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 6.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(e)	3,874,000	3,881,787
PRKCM Trust,
Series 2021-AFC2, Class M1, 5.34%, 08/25/2057(b)(h)	5,434,703	5,336,989
Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(g)	5,812,542	5,903,614
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	3,611,507	3,183,350
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	8,589,113	8,314,215
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,368,040	6,663,208
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,790	2,142
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(h)	68,568	67,363
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	381,807	366,276
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,948,731	2,796,574
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	$452,950	$367,113
Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	574,824	495,925
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	370,003	318,409
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(b)	821,192	812,304
Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	4,487,067	3,858,461
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	81,031	75,863
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	957,649	885,310
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	4,627,032	3,987,889
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	232,292	13,655
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	3,141,000	3,149,010
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 6.52% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	2,640,000	2,643,810
Textainer Marine Containers Ltd., Series 2021-3A, CLass A, 1.94%, 08/20/2046(b)	2,145,000	1,843,696
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	5,094,040	4,548,347
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(e)	7,162,000	7,184,037
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	6,409,000	6,280,809
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.06%, 11/15/2050(i)	11,582,221	274,202
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(l)	284,428	874
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(g)	$911,737	$872,452
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(h)	2,531	2,523
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(h)	1,993,661	1,748,868
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(h)	1,241,167	1,079,837
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	5,083,944	4,423,416
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	1,409,018	1,293,466
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	3,526,496	3,174,652
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	1,852,137	1,827,619
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	2,464,571	2,469,970
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	949,015	882,526
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.82%, 10/25/2033(h)	70,492	65,612
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	30,515	27,270
Series 2005-AR16, Class 1A1, 4.84%, 12/25/2035(h)	145,095	127,973
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(i)	11,556,944	284,897
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(b)	6,282,273	6,001,458
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	10,000,000	9,967,257
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	9,720,137	8,561,282
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,907,000	3,970,492
Total Asset-Backed Securities (Cost $587,612,805)		557,594,838
U.S. Treasury Securities–2.21%
U.S. Treasury Bills–0.47%
5.27% - 5.30%, 09/05/2024(m)(n)	9,613,000	9,482,100
U.S. Treasury Notes–1.74%
4.88%, 04/30/2026	17,690,000	17,685,163
4.50%, 05/15/2027	4,403,800	4,383,329
4.63%, 04/30/2029	12,546,200	12,608,931
		34,677,423
Total U.S. Treasury Securities (Cost $44,067,693)		44,159,523
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–0.66%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$4,562,530	$4,632,610
Series 2022-R04, Class 1M1, 7.32% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	2,309,938	2,347,582
Series 2023-R02, Class 1M1, 7.62% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,537,192	1,576,723
Freddie Mac,
Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	2,206,053	2,262,335
Series 2022-DNA6, Class M1, STACR®, 7.47% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	1,009,171	1,022,061
Series 2023-DNA1, Class M1, STACR®, 7.42% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,270,483	1,296,732
Total Agency Credit Risk Transfer Notes (Cost $12,895,367)		13,138,043
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.59%
Collateralized Mortgage Obligations–0.32%
Fannie Mae Interest STRIPS,
IO, 7.50%, 11/25/2029(l)	265,050	34,429
6.50%, 02/25/2032 to 07/25/2032(l)	181,326	25,097
6.00%, 12/25/2032 to 09/25/2035(l)	448,977	60,750
5.50%, 11/25/2033 to 06/25/2035(l)	371,481	55,843
PO, 0.00%, 09/25/2032(k)	14,888	13,024
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(l)	$371,429	$10,831
2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(l)	95,281	7,490
2.46% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(l)	20,583	1,740
2.51% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(l)	96,028	6,516
2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(e)(l)	41,307	3,565
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(l)	58,048	5,325
1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(l)	39,083	2,359
2.36% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(l)	18,251	1,716
2.56% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(e)(l)	121,441	11,629
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(l)	85,245	6,406
2.81% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(l)	104,333	12,962
7.00%, 04/25/2033(l)	518,325	78,174
1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035(e)(l)	445,568	30,471
0.61% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(l)	246,928	12,849
1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(l)	135,414	4,647
1.16% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(l)	96,321	4,679
3.50%, 08/25/2035(l)	2,368,386	265,250
1.10% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(e)(l)	84,637	5,600
1.11% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(l)	252,659	15,152
0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(l)	506,864	42,273
4.50%, 02/25/2043(l)	154,013	20,277
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.46% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(l)	$4,123,128	$304,830
6.50%, 11/25/2029	28,966	29,084
6.44% (30 Day Average SOFR + 1.11%), 04/25/2032(e)	25,704	25,911
5.94% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	12,517	12,432
5.84% (30 Day Average SOFR + 0.51%), 11/25/2033 to 03/25/2042(e)	67,565	66,667
5.50%, 04/25/2035 to 07/25/2046(l)	2,029,486	1,463,716
4.63% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	53,804	60,675
4.26% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	194,372	207,018
5.00%, 04/25/2040	24,484	24,243
4.00%, 03/25/2041 to 08/25/2047(l)	692,132	156,362
5.89% (30 Day Average SOFR + 0.56%), 02/25/2047(e)	41,215	41,001
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.47%, 11/25/2024(i)	32,862,258	64,400
Series K734, Class X1, IO, 0.64%, 02/25/2026(i)	26,357,843	199,139
Series K735, Class X1, IO, 0.96%, 05/25/2026(i)	26,177,491	369,270
Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	21,498,060	805,838
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(l)	1,264,592	38,732
2.50%, 05/15/2028(l)	314,624	9,734
3.26% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(e)(l)	24	0
2.61% (8.05% - (30 Day Average SOFR + 0.11%)), 02/15/2029(e)(l)	79,501	4,516
2.31% (7.75% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(l)	77,145	3,248
2.66% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(e)(l)	47,813	2,476
1.26% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(l)	274,336	11,862
1.31% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(l)	53,725	2,372
1.28% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(l)	157,746	6,965
0.71% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(l)	189,093	6,311
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.56% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(l)	$35,617	$2,936
0.56% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(l)	26,707	1,788
0.63% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(l)	538,230	36,255
0.81% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(l)	98,956	5,992
0.66% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(l)	614,398	41,681
6.50%, 04/15/2028 to 06/15/2032	417,126	423,555
6.00%, 01/15/2029 to 04/15/2029	173,689	173,334
7.50%, 09/15/2029	23,000	23,456
8.00%, 03/15/2030	14,097	14,445
6.39% (30 Day Average SOFR + 1.06%), 08/15/2031 to 01/15/2032(e)	37,949	38,274
6.44% (30 Day Average SOFR + 1.11%), 12/15/2031 to 03/15/2032(e)	79,130	79,418
5.94% (30 Day Average SOFR + 0.61%), 01/15/2033(e)	1,706	1,700
5.00%, 08/15/2035	820,081	814,705
4.00%, 06/15/2038 to 03/15/2045(l)	170,726	55,029
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(l)	531,363	20,966
3.27%, 12/15/2027(i)	147,954	5,180
6.50%, 02/01/2028(l)	6,700	520
7.00%, 09/01/2029(l)	60,183	6,807
7.50%, 12/15/2029(l)	30,749	3,791
6.00%, 12/15/2032(l)	28,656	3,186
		6,408,874
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.00%, 07/01/2024	2,278	2,284
9.00%, 01/01/2025 to 05/01/2025	282	282
8.50%, 06/01/2026 to 08/17/2026	5,718	5,711
6.50%, 07/01/2028 to 04/01/2034	39,277	40,330
7.00%, 08/01/2028 to 03/01/2035	416,885	429,504
7.50%, 01/01/2032 to 02/01/2032	213,123	218,525
5.00%, 07/01/2033 to 06/01/2034	139,720	138,183
5.50%, 09/01/2039	350,036	351,210
ARM, 7.49% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.68%), 07/01/2036(e)	8,080	8,150
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
6.72% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.29%), 02/01/2037(e)	$1,528	$1,533
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(e)	5,625	5,646
		1,201,358
Federal National Mortgage Association (FNMA)–0.17%
7.00%, 11/01/2025 to 08/01/2036	795,695	817,285
8.00%, 09/01/2026 to 07/01/2032	37,581	37,510
7.50%, 02/01/2027 to 08/01/2033	500,460	508,651
6.50%, 12/01/2029 to 10/01/2035	641,592	653,490
9.00%, 01/01/2030	11,697	11,695
8.50%, 05/01/2030 to 07/01/2030	51,911	53,077
6.00%, 06/01/2030 to 03/01/2037	1,002,156	1,022,437
5.50%, 02/01/2035 to 05/01/2036	136,050	136,587
ARM, 6.33% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	13,772	13,713
6.63% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(e)	16,993	17,469
6.36% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.71%), 03/01/2038(e)	4,239	4,250
		3,276,164
Government National Mortgage Association (GNMA)–0.04%
7.50%, 08/15/2025 to 11/15/2026	4,654	4,656
7.00%, 10/15/2026 to 01/20/2030	32,588	32,747
8.50%, 07/20/2027	4,455	4,459
6.50%, 07/15/2028 to 02/15/2034	313,220	323,665
8.00%, 08/15/2028	4,420	4,423
IO, 1.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(l)	494,080	28,504
1.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(l)	723,396	35,265
4.50%, 09/16/2047(l)	1,506,492	225,706
0.77% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(l)	1,521,537	166,660
		826,085
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $15,544,555)		11,712,481
Shares		Value
Preferred Stocks–0.32%
Diversified Financial Services–0.32%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,994,375)(d)	239,775	$6,354,038

Exchange-Traded Funds–0.01%
Invesco High Yield Select ETF (Cost $249,153)(o)	10,000	253,238
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(j)(p)	44	0
Money Market Funds–2.26%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(o)(q)	15,801,401	15,801,401
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(o)(q)	11,276,503	11,279,886
Invesco Treasury Portfolio, Institutional Class, 5.22%(o)(q)	18,058,744	18,058,744
Total Money Market Funds (Cost $45,140,031)		45,140,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $2,014,638,776)		1,982,606,948
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.22%
Invesco Private Government Fund, 5.30%(o)(q)(r)	39,247,599	39,247,599
Invesco Private Prime Fund, 5.48%(o)(q)(r)	104,883,311	104,914,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $144,164,806)		144,162,375
TOTAL INVESTMENTS IN SECURITIES–106.51% (Cost $2,158,803,582)		2,126,769,323
OTHER ASSETS LESS LIABILITIES—(6.51)%		(129,952,148)
NET ASSETS–100.00%		$1,996,817,175
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IBOR	– Interbank Offered Rate
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $870,944,974, which represented 43.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Zero coupon bond issued at a discount.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Invesco High Yield Select ETF	$253,291	$-	$-	$(53)	$-	$253,238	$4,288
Invesco Short Duration Bond ETF	231,403	-	(231,337)	825	(891)	-	752
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,075,734	73,467,228	(58,741,561)	-	-	15,801,401	110,959
Invesco Liquid Assets Portfolio, Institutional Class	768,382	52,476,591	(41,965,055)	-	(32)	11,279,886	80,199
Invesco Treasury Portfolio, Institutional Class	1,229,410	83,962,546	(67,133,212)	-	-	18,058,744	126,539
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,492,903	74,932,923	(89,178,227)	-	-	39,247,599	545,127*
Invesco Private Prime Fund	137,553,169	172,199,369	(204,817,823)	19,542	(39,481)	104,914,776	1,472,809*
Total	$194,604,292	$457,038,657	$(462,067,215)	$20,314	$(40,404)	$189,555,644	$2,340,673

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	4,765	September-2024	$970,645,395	$102,232	$102,232
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	2,961	September-2024	(313,264,547)	178,519	178,519
U.S. Treasury 10 Year Notes	326	September-2024	(35,467,781)	4,386	4,386
U.S. Treasury 10 Year Ultra Notes	497	September-2024	(55,679,531)	231,256	231,256
U.S. Treasury Long Bonds	241	September-2024	(27,971,062)	(38,196)	(38,196)
U.S. Treasury Ultra Bonds	26	September-2024	(3,183,375)	(2,498)	(2,498)
Subtotal—Short Futures Contracts				373,467	373,467
Total Futures Contracts				$475,699	$475,699
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,304,254,756	$—	$1,304,254,756
Asset-Backed Securities	—	542,013,409	15,581,429	557,594,838
U.S. Treasury Securities	—	44,159,523	—	44,159,523
Agency Credit Risk Transfer Notes	—	13,138,043	—	13,138,043
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	11,712,481	—	11,712,481
Preferred Stocks	6,354,038	—	—	6,354,038
Exchange-Traded Funds	253,238	—	—	253,238
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	45,140,031	144,162,375	—	189,302,406
Total Investments in Securities	51,747,307	2,059,440,587	15,581,429	2,126,769,323
Other Investments - Assets*
Investments Matured	—	42,300	—	42,300
Futures Contracts	516,393	—	—	516,393
	516,393	42,300	—	558,693
Other Investments - Liabilities*
Futures Contracts	(40,694)	—	—	(40,694)
Total Other Investments	475,699	42,300	—	517,999
Total Investments	$52,223,006	$2,059,482,887	$15,581,429	$2,127,287,322

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Short Term Bond Fund